UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Vegasoul Capital Management (Asia) Limited

Address:   Level 21, The Centre, 99 Queen's Road Central, Hong Kong SAR


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Wong Chong Yau Runme
Title:  Director
Phone:  HK +852-3114-6311

Signature,  Place,  and  Date  of  Signing:

/s/ Wong Chong Yau Runme           Hong Kong SAR                      11/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               7

Form 13F Information Table Value Total:  $       19,524
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AMERICAN CAPITAL AGENCY CORP COM            02503X105    4,256  123,000 SH       SOLE       N/A      123,000      0    0
FINANCIAL SELECT SECTOR SPDR SBI INT-FINL   81369Y605      156   10,000 SH       SOLE       N/A       10,000      0    0
ISHARES BARCLAYS 20+ YEAR TR BARCLYS 20+ YR 464287432    4,357   35,075 SH       SOLE       N/A       35,075      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    4,263   24,800 SH       SOLE       N/A       24,800      0    0
VANGUARD US TOTAL STOCK MKT  TOTAL STK MKT  922908769    3,914   53,150 SH       SOLE       N/A       53,150      0    0
CME GROUP INC                COM            12572Q105    1,719   30,000 SH       SOLE       N/A       30,000      0    0
CME GROUP INC                COM            12572Q105      859   15,000 SH       SOLE       N/A       15,000      0    0


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